Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other payables [abstract]
Provisions related to payroll	$ 58.4	$ 92.8
Provision for employee profit sharing	20.9	34.3
Other accounts payable	54.0	114.6
Mutual with jointly controlled operation		23.2
Long-term incentive	16.4	16.9
Insurance	7.1	6.2
Contractual obligations	6.7	17.5
Commission payable	11.3	10.9
Brazilian air force	0.4	0.6
Other payables	175.2	317.0
Current portion	162.5	288.4
Non-current portion	$ 12.7	$ 28.6